Investments - Schedule of fair value of warrants option pricing model assumptions (Details) - Warranty contingent liability [member] - $ / shares		3 Months Ended	12 Months Ended
	Jul. 22, 2025	Mar. 31, 2026	Dec. 31, 2025
Investments - Schedule of fair value of warrants option pricing model assumptions (Details) [Line Items]
Share price (CDN)	$ 0.46	$ 0.245	$ 0.465
Exercise price	$ 0.29	$ 0.29	$ 0.29
Expected dividend yield	0	0	0
Risk free interest rate	2.78%	2.79%	2.55%
Expected life	2 years	1 year 3 months 21 days	1 year 6 months 21 days
Expected volatility	135.64%	140.17%	140.17%